Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS We have evaluated events from the year ended June 30, 2025 through the date of this report. No subsequent event which had a material impact on the Company was identified.